Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

As of December 31, 2018, future minimum payments under non-cancellable operating leases were as follows:

	RMB	US$
2019	13,387	1,947
2020	10,573	1,538
2021	4,613	671
2022 and thereafter	4,478	651
Total	33,051	4,807